Putnam Investments, LLC
                              One Post Office Square
                              Boston, MA 02109
                              November 1, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam New Opportunities Fund (Reg. No. 33-35576) (811-06128) (the
    "Fund") Post-Effective Amendment No. 15 to Registration Statement on
    Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 29, 2004.

Comments or questions concerning this certificate may be directed to James Clark at 1-800-225-2465, ext. 18939.

                              Very truly yours,

                              PUTNAM NEW OPPORTUNITIES FUND

                              /s/ Charles E. Porter
                         By:  _______________________________________
                              Charles E. Porter
                              Executive Vice President; Associate
                              Treasurer and Principal Executive
                              Officer

cc: Carlo Forcione, Esq.